DERIVATIVE INSTRUMENTS - Income Expense (Details) (Not designated as hedging instrument, Convertible debt - conversion feature, Other Income, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Not designated as hedging instrument | Convertible debt - conversion feature | Other Income
Derivative [Line Items]
Income (expense) recognized in earnings on derivatives	$ 0	$ 0	$ 3,079